ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated July 10, 2015 to the Prospectus dated April 30, 2015

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Effective July 10, 2015, Joe Lu of MAST Capital Management, LLC has been removed as a portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”). Eric Bundonis and Robert Murphy, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC; Anilesh “Neil” Ahuja and James Nimberg of Premium Point Investments LP; and David Steinberg and Peter Reed of MAST Capital Management, LLC, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section titled “Sub-Adviser Portfolio Managers” on page 8 is amended to delete any references to Joe Lu.

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The section titled “Sub-Advisers and Sub-Adviser Portfolio Managers- MAST Capital Management, LLC” on pages 25-26 is amended to delete the information regarding Joe Lu.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2015 and Statement of Additional Information (“SAI”), dated April 30, 2015, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated July 10, 2015

to the Statement of Additional Information (“SAI”) dated April 30, 2015

______________________________________________________________________

Effective July 10, 2015, Joe Lu of MAST Capital Management, LLC has been removed as a portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”). Eric Bundonis and Robert Murphy, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC; Anilesh “Neil” Ahuja and James Nimberg of Premium Point Investments LP; and David Steinberg and Peter Reed of MAST Capital Management, LLC, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section titled “Portfolio Managers-Sub-Adviser Portfolio Managers” on pages 44-46 is amended to delete the table providing information concerning Joe Lu.

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On page 48, the table under the section titled “Ownership of Securities” is amended to delete the information regarding Joe Lu.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2015, and Statement of Additional Information (“SAI”), dated April 30, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.